Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties

2.       Transactions with Related Parties

(a)     Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree. The monthly fees include fees which are paid to the technical managers on a monthly basis, including third-party managers for the LNG carriers Maria Energy, Neo Energy, the VLCCs Ulysses, Hercules I, the aframax tankers Sapporo Princess and Maria Princess and the suezmax tanker Eurochampion 2004. The Management Company, for services rendered, charged $5,076 for the second quarter of 2020 and $5,025 for the prior year second quarter. Charges for the first half of 2020 and 2019 amounted to $10,204 and $10,050, respectively.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. The amount of $1,500 was accounted in the first six months of 2020 and is included in General and Administrative expenses in the accompanying interim Consolidated Statements of Comprehensive Income (Loss). No such award was granted in the first six months of 2019.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2020, are $10,439 for the remainder of 2020, $21,008 for 2021, $21,194 for 2022, $20,711 for each of 2023 and 2024, and $107,988 from 2025 to 2030.

Management fees for vessels are included in General and administrative expenses in the accompanying interim Consolidated Statements of Comprehensive Income (Loss). Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4. During the six months ended June 30, 2020 and June 30, 2019, $371 and $367, respectively were charged and accounted for as part of construction costs for delivered vessels or included in Advances for vessels under construction. For the second quarter of 2020, the amount of $184 was charged, compared to $245 in the second quarter of 2019.

As of June 30, 2020, the amount due to the Management Company was $220 ($197 at December 31, 2019).

(b)    Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German group. TCM, with the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. TCM for services rendered charged $255 for the second quarter of 2020 and $445 for the prior year second quarter. For the first half of 2020, charges amounted to $626 compared to $928 for the prior year first half.

As of June 30, 2020, the amount due from TCM was $22,711 ($20,113 at December 31, 2019).

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines, which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c)    Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss). Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2020, the panamax tanker Silia T and the handysize Didimon were sold and for this service, Tsakos Shipping charged a brokerage commission of $245, in total. In the first half of 2019, there were no such charges. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2020, the amount of $500 in total, was charged for two newbuilding vessels, Caribbean Voyager and Mediterranean Voyager. In the first half of 2019, there were no such charges.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders and directors of the Holding Company.

Tsakos Shipping for services rendered charged $2,389 for the second quarter of 2020 compared to $1,711 for the prior year second quarter. For the first half of 2020, the charge amounted to $4,629 compared to $3,545 for the prior year first half. The amount due to Tsakos Shipping as of June 30, 2020, was $1,925 ($1,386 at December 31, 2019). There is also as of June 30, 2020, an amount of $530 ($350 at December 31, 2019) due to Tsakos Shipping, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(d)    Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurances through Argosy, a captive insurance company affiliated with Tsakos Shipping. For the second quarter of 2020, Argosy, for services rendered, charged $2,472 compared to $2,459 for the prior year quarter. For the first half of 2020, charges amounted to $4,727 compared to $4,751 for the prior year first half. The amount due to Argosy as at June 30, 2020, was $4,887 ($18 at December 31, 2019). There is also an amount of $210 ($18 at December 31, 2019) due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e)    AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. For the second quarter of 2020, AirMania, for services rendered, charged $319 compared to $1,438 in the prior year quarter. For the first half of 2020, charges amounted to $1,298 compared to $2,901 for the prior year first half.

The amount due to AirMania as of June 30, 2020, was $245 ($420 at December 31, 2019).